Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Other real estate owned, valuation allowance	$ 99	$ 33
Common stock, par value	$ 12.50	$ 12.50
Common stock, authorized	6,000,000	6,000,000
Common stock, issued	2,506,208	1,914,109
Treasury stock, shares	235,479	235,479